Schedule of Changes in Accumulated Postemployment Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Qualified U S Retirement Plans	Dec. 31, 2010 Qualified U S Retirement Plans	Dec. 31, 2011 Nonqualified U.S. And Non - U.S. Retirement Plans	Dec. 31, 2010 Nonqualified U.S. And Non - U.S. Retirement Plans	Mar. 31, 2012 Postretirement Benefits	Mar. 31, 2011 Postretirement Benefits	Dec. 31, 2011 Postretirement Benefits	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2009 Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year					$ 2,637	$ 2,460	$ 181	$ 176	$ 122	$ 102	$ 102	$ 105
Service cost					37	41	5	4	1	1	6	3	3
Interest cost					134	134	11	11	1	1	13	6	7
Net actuarial losses					356	152	44	7			14	1
Plan amendments					0	7	0	0			0	1
Foreign currency exchange rate changes					0	0	(2)	(4)			0	0
Employee contributions					0	0	0	0			10	11
Termination benefit costs					2	7	0	0			0	0
Curtailments					(1)	(1)	0	(1)			0	(2)
Settlements					0	0	(36)	0			0	0
Benefits paid (including termination benefits)					(161)	(163)	(10)	(12)			(23)	(23)
Benefit obligation at end of year					3,004	2,637	193	181			122	102	105
Fair value of plan assets at beginning of year	3,997			3,733	3,678	3,398	55	44	0	0	0	0
Actual return on plan assets					450	443	8	4			0	0
Company contributions	0				0	0	13	19			13	12
Foreign currency exchange rate changes					0	0	0	0			0	0
Employee contributions					0	0	0	0			10	11
Settlements					0	0	(36)	0			0	0
Benefits paid (including termination benefits)					(161)	(163)	(10)	(12)			(23)	(23)
Fair value of plan assets at end of year				3,733	3,967	3,678	30	55			0	0	0
Over (under) funded status at end of year					963	1,041	(163)	(126)			(122)	(102)
Noncurrent assets - prepaid asset		1,000	969	1,052	963	1,041	6	11			0	0
Current liabilities					0	0	(10)	(4)			(11)	(12)
Noncurrent liabilities					0	0	(159)	(133)			(111)	(90)
Total net asset (liability)					963	1,041	(163)	(126)			(122)	(102)
Net actuarial loss (gain)					450	275	61	38			(3)	(18)
Prior service (benefit) cost					(5)	(1)	(3)	(4)			(23)	(25)
Total loss (gain) recognized in accumulated other comprehensive loss					$ 445	$ 274	$ 58	$ 34			$ (26)	$ (43)